MoA Mid Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Value Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Russell 1000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
MoA Mid Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	2.48%	7.82%	8.10%
MoA Mid Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.55%	5.90%	6.09%
MoA Mid Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.88%	5.81%	5.94%